Goodwill (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill.
Summary of goodwill originated from acquisitions

	At December 31,
	2025			2024
(Euro thousands)	Gross	Impairment	Net	Gross	Impairment	Net
Lanvin	45,931	45,931	—	45,931	31,208	14,723
Wolford	11,701	—	11,701	11,701	—	11,701
St. John	11,691	—	11,691	11,691	—	11,691
Total goodwill	69,323	45,931	23,392	69,323	31,208	38,115